Reserves - Schedule of Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of options, Beginning balance | shares	6,875,616	10,358,475
Number of options, Issued | shares	0	202,000
Number of options, Exercised | shares	(1,731,761)	(2,899,184)
Number of options, Forfeited | shares	(401,925)	(785,675)
Number of options, Ending balance | shares	4,741,930	6,875,616
Weighted average exercise price, Beginning balance | $ / shares	$ 25.24	$ 20.54
Weighted average exercise price, Issued | $ / shares		18.30
Weighted average exercise price, Exercised | $ / shares	23.23	7.47
Weighted average exercise price, Forfeited | $ / shares	19.17	27.56
Weighted average exercise price, Ending balance | $ / shares	$ 26.49	$ 25.24